RELATED PARTY TRANSACTIONS - Advances from Related Parties (Details) - USD ($)						3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 09, 2024	Jun. 30, 2024	May 09, 2024	Feb. 09, 2024	Feb. 09, 2023	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Advances from related parties								$ 1,968,116	$ 3,104,097	$ 319,166
Proceeds from related party										480,000
Related party loan						$ 352,981	$ 1,052,300	$ 1,948,950	2,855,431	319,166
Number of shares issued for settlement				2,000,000
Liabilities settled				$ 4,636,397
Receivables settled				$ 58,828
Sale price per share (in Dollars per share)		$ 10		$ 10			$ 10
Deemed dividend to the related party				$ 15,422,431
AtlasFintech Holdings Corp
RELATED PARTY TRANSACTIONS
Settlement payable	2,788,276
AtlasFintech Holdings Corp
RELATED PARTY TRANSACTIONS
Business combination expense		$ 803,860		803,860
Quantum Ventures LLC
RELATED PARTY TRANSACTIONS
Shares transferred			56,073
Pay of interest on debt			$ 47,750
Interest rate (in percent)			13.00%
Accrued amount			$ 55,087
Related Party Loan
RELATED PARTY TRANSACTIONS
Related party loan				480,000
Co-Sponsors
RELATED PARTY TRANSACTIONS
Advances from related parties					$ 4,156,397				$ 3,104,097	$ 319,166
Proceeds from related party					$ 1,052,300
Co-sponsors have advanced				$ 58,828